Document And Entity Information	Jan. 28, 2026
Document Information [Line Items]
Entity, Registrant Name	Farmers National Banc Corp.
Document, Type	8-K
Document, Period End Date	Jan. 28, 2026
Entity, Incorporation, State or Country Code	OH
Entity, File Number	001-35296
Entity, Tax Identification Number	34-1371693
Entity, Address, Address Line One	20 South Broad Street
Entity, Address, Address Line Two	P.O. Box 555
Entity, Address, City or Town	Canfield
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	44406-0555
City Area Code	330
Local Phone Number	533-3341
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	FMNB
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000709337